FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Carrying Value and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Total
Disclosure of financial liabilities [line items]
Carrying amount	$ 11,110	$ 9,513
Fair Value	11,394	9,755
Short-term debt
Disclosure of financial liabilities [line items]
Carrying amount	1,119	1,016
Fair Value	1,130	1,023
Fixed interest rate | Total
Disclosure of financial liabilities [line items]
Carrying amount	8,764	7,923
Fair Value	9,042	8,146
Floating interest rate | Total
Disclosure of financial liabilities [line items]
Carrying amount	2,346	1,590
Fair Value	2,352	1,609
Level 1 | Total
Disclosure of financial liabilities [line items]
Fair Value	8,249	8,008
Level 1 | Short-term debt
Disclosure of financial liabilities [line items]
Fair Value	0	0
Level 1 | Fixed interest rate | Total
Disclosure of financial liabilities [line items]
Fair Value	8,249	8,008
Level 1 | Floating interest rate | Total
Disclosure of financial liabilities [line items]
Fair Value	0	0
Level 2 | Total
Disclosure of financial liabilities [line items]
Fair Value	3,145	1,747
Level 2 | Short-term debt
Disclosure of financial liabilities [line items]
Fair Value	1,130	1,023
Level 2 | Fixed interest rate | Total
Disclosure of financial liabilities [line items]
Fair Value	793	138
Level 2 | Floating interest rate | Total
Disclosure of financial liabilities [line items]
Fair Value	2,352	1,609
Level 3 | Total
Disclosure of financial liabilities [line items]
Fair Value	0	0
Level 3 | Short-term debt
Disclosure of financial liabilities [line items]
Fair Value	0	0
Level 3 | Fixed interest rate | Total
Disclosure of financial liabilities [line items]
Fair Value	0	0
Level 3 | Floating interest rate | Total
Disclosure of financial liabilities [line items]
Fair Value	$ 0	$ 0